Cost of Sales, Selling Expenses and Administrative Expenses (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of Sales, Selling Expenses and Administrative Expenses
Cost of sales	$ 13,329,335	$ 11,903,806	$ 10,336,861
Selling expenses	1,270,529	1,183,230	951,572
Administrative expenses	4,441,084	4,244,038	3,652,356
Total depreciation, amortization and other amortization	19,040,948	17,331,074	14,940,789
Employee benefits
Short-term employee benefits	16,124,608	15,438,218	17,245,568
Share-based compensation	1,489,884	1,410,492	1,199,489
Post-employment benefits	158,905	53,344	38,334
Employee benefits	$ 17,773,397	$ 16,902,054	$ 18,483,391